Expenses by nature (Details 1) (Detail) - BRL (R$) R$ in Thousands		3 Months Ended				12 Months Ended
		Mar. 31, 2018		Mar. 31, 2017		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Expenses by nature [Abstract]
Transactions costs		R$ (247,161)		R$ (104,861)		R$ (661,067)		R$ (283,630)		R$ (145,969)
Cost of goods sold		(99,444)		(100,402)		(451,635)		(233,419)		(178,608)
Marketing and advertising		(90,939)		(69,769)		(275,394)		(204,857)		(153,467)
Personnel expenses		(242,353)	[1]	(20,311)	[1]	(105,794)		(63,280)		(48,130)
Financial expenses		(16,524)	[2]	(19,218)	[2]	(104,544)	[3]	(68,301)	[3]	(29,696)	[3]
Chargebacks		(14,438)	[4]	(17,434)	[4]	(47,854)	[5]	(31,557)	[5]	(27,490)	[5]
Depreciation and amortization	[6]	(18,007)		(10,762)		(51,571)		(31,246)		(18,580)
Other		(36,167)		(23,574)		(142,022)		(66,737)		(32,665)
Total		(765,033)		(366,331)		(1,839,881)		(983,027)		(634,606)
Classified as:
Cost of services		(328,806)		(125,041)		(829,661)		(357,811)		(191,710)
Cost of sales		(115,956)		(117,852)		(494,719)		(265,856)		(190,773)
Selling expenses		(83,614)		(71,106)		(245,759)		(199,937)		(162,642)
Administrative expenses		(219,024)		(32,520)		(153,177)		(84,461)		(61,129)
Financial expenses		(16,524)		(19,218)		(104,544)		(68,301)		(29,696)
Other (expenses) income, net		(1,109)		(594)		(12,021)		(6,660)		1,345
Total		R$ (765,033)		R$ (366,331)		R$ (1,839,881)		R$ (983,027)		R$ (634,606)

[1]	The increase refers to compensation expenses related to sthe LTIP for the three-month period ended March 31, 2018 in the amount of R$ 130,303 and the respective payroll taxes in the amount of R$ 80,270.
[2]	Our financial expenses include (a) Financial Operations Tax (IOF) related to the remittance of cash from Cayman to Brazil in the amount of R$ 13,135 for the three-month period ended March 31,2018 (March 31, 2017-R$0), (b) charges to obtain early payment of receivables owed to us by card issuers to finance our early payment of receivables feature in the amount of R$ 1,465 for the three-month period ended March 31,2018 (March 31, 2017-R$16,382).
[3]	Our financial expenses include (a) the charges we incur to obtain early payment of receivables owed to us by card issuers and acquirers in order to finance our early payment of receivables feature for merchants, (b) interest expense on our other borrowings and (c) the cost of swaps relating to our foreign currency borrowings.
[4]	Chargebacks refer to losses recognized in the period reflecting the risks of fraud associated with card processing operations, as detailed in Note 22 (ii).
[5]	Chargebacks refer to losses recognized in the period reflecting the risks of fraud associated with card processing operations, as detailed in Note 24 (iii).
[6]	The depreciation and amortization amounts incurred in the period are segregated between costs and expenses as presented below: